Accumulated Other Comprehensive Loss - Summary of Accumulated Other Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	$ 235,170,960	$ (51,551,749)	$ (18,369,903)
Balance	251,081,713	235,170,960	(51,551,749)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	449,908	(698,532)	(103,620)
Other comprehensive income/loss	2,211,821	1,148,440	(594,912)
Balance	$ 2,661,729	$ 449,908	$ (698,532)